Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 OptionPlan	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation (Additional Textual) [Abstract]
Equity incentive plan effective date	December 22, 2009
Equity incentive plan maturity date	December 22, 2019
Expiration of the plan	5,750,000
Number of options exercise	29
Exercise Prices, Upper Range Limit	$ 2,026.00
Exercise Prices, Lower Range Limit	$ 28.44
Share-based unvested equity awards	0
Stock-based compensation expense	$ 18,681,000	$ 9,236,000
Tax benefit related to stock-based compensation expense	7,270,000	3,593,000
Stock option average service period	6 months	2 years
Unrecognized compensation expense	6,571,000	4,796,000
Weighted average period of stock option	1 month
Outstanding Options, Weighted Average Remaining Contractual Life	7 years	8 years
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest	0	0
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest	0	0
Options Exercisable, Number	2,575,000	1,118,000	0
Trading period for determining stock price	30 days
Average simulated stock price over a period	30 days
Restricted stock one-half vesting date	Dec. 22, 2012	Dec. 22, 2011
Restricted stock vested	0.50	0.50
Options exercised after ten years	0
2010 Plan [Member]
Stock-Based Compensation (Textual) [Abstract]
exercise price for common stock	100.00%
Exercise price under an incentive stock option granted	110.00%
Fair market value at the date of grant	5 years
Exercised after expiration	10 years
Stock options [Member]
Stock-Based Compensation (Textual) [Abstract]
Percentage of common stock shares to be optioned at expiration of plan	70.00%
Stock-Based Compensation (Additional Textual) [Abstract]
Stock-based compensation expense	9,763,000	5,161,000
Restricted stock and restricted stock units [Member]
Stock-Based Compensation (Textual) [Abstract]
Percentage of common stock shares to be optioned at expiration of plan	30.00%
Average of the simulated stock price over a period	10 years
Restricted stock award from the mean or expected value	100,000
Projected stock price	10,000
Terminal projected stock price of paths	10,000
Terminal projected stock price	$ 0
Restricted stock and restricted stock units [Member] | Vesting Term 1 [Member]
Stock-Based Compensation (Textual) [Abstract]
Share based compensation arrangement by share based payment award options grants in period, percentage.	33.00%
Share based compensation arrangement by per share based payment award options grants in period.	$ 25.00
Restricted stock and restricted stock units [Member] | Vesting Term 2 [Member]
Stock-Based Compensation (Textual) [Abstract]
Share based compensation arrangement by share based payment award options grants in period, percentage.	33.00%
Share based compensation arrangement by per share based payment award options grants in period.	$ 28.00
Restricted stock and restricted stock units [Member] | Vesting Term 3 [Member]
Stock-Based Compensation (Textual) [Abstract]
Share based compensation arrangement by share based payment award options grants in period, percentage.	33.00%
Share based compensation arrangement by per share based payment award options grants in period.	$ 32.00
Maximum [Member]
Stock-Based Compensation (Textual) [Abstract]
Percentage of common stock shares to be optioned at expiration of plan	10.00%
Minimum [Member] | 2010 Plan [Member]
Stock-Based Compensation (Textual) [Abstract]
Exercise price under an incentive stock option granted	10.00%